PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment	$ 1,920,848	$ 1,354,484	$ 847,303
Less accumulated depreciation	(168,081)	(113,158)	(77,861)	$ 0
Net property and equipment	1,752,767	1,241,326	769,442	$ 0
Leasehold Improvements [Member]
Total property and equipment	31,682	17,772	15,475
Furniture and Fixtures [Member]
Total property and equipment	8,102	8,102	33,751
Vehicles [Member]
Total property and equipment	103,511	89,388	36,500
Equipment [Member]
Total property and equipment	832,451	879,871	576,951
Tooling
Total property and equipment	$ 945,102	$ 359,351	$ 184,626